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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from August 1, 2006 to August 31, 2006

                    Commission File Number of issuing entity:
                                  333-125485-29

                       GMACM MORTGAGE LOAN TRUST 2006-AR2
                (Exact name of issuing entity as specified in its
                                    charter)

                 Commission File Number of depositor: 333-125485

                    RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
                    -----------------------------------------
              (Exact name of depositor as specified in its charter)

                            GMAC MORTGAGE CORPORATION
                            -------------------------
               (Exact name of sponsor as specified in its charter)

                     New York                                      None
------------------------------------------------           ---------------------
 (State or other jurisdiction of incorporation or            (I.R.S. Employer
       organization of the issuing entity)                   Identification No.)

   c/o GMAC Mortgage Corporation, as Servicer
                 100 Witmer Road

                Horsham, PA 19044                                 19044
------------------------------------------------           ---------------------
    (Address of principal executive offices of                  (Zip Code)
                 issuing entity)

             (215) 682-1000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

Title of Class           Registered/reported pursuant to (check one)

                                                                    Name of
                                                                    exchange
                            Section       Section      Section     (If Section
                             12(b)          12(g)       15(d)        12(b))
Mortgage Pass Through
Certificates,  Series
2006-AR2, in the classes
specified herein              [___]        [___]        [ X ]       ___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes   X   No __

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                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described herein and in Exhibit 99.1 is included in the Prospectus Supplement relating to the GMACM Mortgage Pass-Through Certificates, Series 2006-AR2 (the "Certificates") dated March 27, 2006, and related Prospectus dated February 16, 2006 (collectively, the "Prospectus"), of the GMACM Mortgage Loan Trust 2006-AR2 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class 1-A-1, Class 1-A-2, Class 2-A-1, Class 2-A-2, Class 3-A-1, Class 3-A-2, Class 4-A-1, Class 4-A-2, Class 5-A-1A, Class 5-A-1B, Class 5-A-2 and Class R.

        The record date for the distributions made on September 19, 2006 was August 31, 2006. The Servicing Fee paid to the Servicer was $72,947.90 and the aggregate cash flow received with respect to the Mortgage Loans was $7,240,955.49.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.


ITEM 9 - EXHIBITS

        (a) Documents filed as part of this report.

Exhibit 99.1   September 2006 Monthly Statement to Certificateholders





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                                   SIGNATURES




        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  September 19, 2006



                                    GMACM Mortgage Loan Trust 2006-AR2
                                (Issuing entity)

                                    By:  GMAC Mortgage Corporation, as Servicer


                                            By:  /s/ Jeff Demshock
                                                 Name:   Jeff Demshock
                                                 Title:  Limited Signing Officer


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                   EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS